Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		¥ 21	¥ 18
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		21	18
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		15	12
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	5
30-59 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
30-59 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	9
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	9
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	7
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
60-89 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		80	82
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		63	62
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		38	35
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	5
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		11	12
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	10
90 Days or More Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
90 Days or More Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	17	20
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		108	109
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		90	89
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		39	37
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	6
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		31	31
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		15	16
Total Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
Total Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	17	20
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		99,150	98,335
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		61,192	60,519
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,840	45,884
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,741	2,431
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,791	7,139
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,260	1,387
Current | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		3,693	2,447
Current | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		867	1,231
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	37,958	37,817
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		99,257	98,445
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		61,282	60,608
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,879	45,921
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,746	2,436
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,822	7,170
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,275	1,403
Total | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		3,693	2,447
Total | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		867	1,231
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 37,975	¥ 37,837

[1]	The majority of total foreign consist of corporate.